10-K Assets and liabilities held for sale and discontinued operations (Tables)	3 Months Ended
Mar. 31, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities held for sale
Total gains (losses) recognized by the Company upon consummation of the disposition of its net assets held for sale for the year ended December 31, 2025 were as follows:

	Year ended December 31, 2025
Disposal Group	Discontinued Operations	Held for Sale Entities
Missouri	$(2,397)	$—
Hemp-derived THC	(7,059)	—
Phytoscience Management Group, Inc.	—	247
North Shore Assets(1)	—	331
Acres Assets(2)	—	108
Illinois Assets	—	(508)
Rokshaw Limited (“Rokshaw”)’s noncannabis operation	—	1,029
Total gain (loss) on disposal of net assets held for sale	$(9,456)	$1,207

(1) On April 10, 2025, the Company completed the sale of its North Shore Assets, having received all required regulatory approvals.
(2) Refer to Note 9 — Notes receivable for further discussion.
Total gains (losses) recognized by the Company upon consummation of the disposition of its net assets held for sale for the year ended December 31, 2024 were as follows:

	Year ended December 31, 2024
Disposal Group	Discontinued Operations	Held for Sale Entities
Adult-use Maine	$71	$—
California	568	—
Colorado	1,687	—
Oregon	384	—
Michigan	2,087	—
Kentucky - CBD	212	—
North Shore Assets	—	(899)
Acres Assets(1)	—	(1,180)
Rokshaw Limited’s noncannabis operation	—	2,362
Total gain on disposal of net assets held for sale	$5,009	$283

(1) Refer to Note 9 — Notes receivable for further discussion.
Total gains (losses) recognized by the Company upon consummation of the disposition of its net assets held for sale for the year ended December 31, 2023 were as follows:

	Year ended December 31, 2023
Disposal Group	Discontinued Operations	Held for Sale Entities
Adult-use Maine	$355	$—
California	3,009	—
Colorado	1,435	—
Oregon	2,724	—
Michigan	10,507	—
Kentucky - CBD	6,840	—
Total gain on disposal of net assets held for sale	$24,870	$—
The changes in assets and liabilities held for sale as of December 31, 2025 and 2024 were as follows:

Assets held for sale	Discontinued Operations	Held for Sale	Total
Balance at December 31, 2023	$16,908	$4,579	$21,487
Transferred out, net	(1,255)	(4,579)	(5,834)
Balance at December 31, 2024	15,653	—	15,653
Transferred (out) in, net	(12,355)	383	(11,972)
Balance at December 31, 2025	$3,298	$383	$3,681

Liabilities associated with assets held for sale	Discontinued Operations	Held for Sale	Total
Balance at December 31, 2023	$8,287	$886	$9,173
Transferred in (out), net	184	(452)	(268)
Balance at December 31, 2024	8,471	434	8,905
Transferred out, net	(1,398)	(434)	(1,832)
Balance at December 31, 2025	$7,073	$—	$7,073
The following table summarizes the major classes of assets and liabilities of the Company’s discontinued operations as of December 31, 2025 and 2024:

	As of December 31,
Assets	2025	2024
Inventories, net	$—	$3,717
Prepaid expenses and other current assets	278	62
Total current assets	278	3,779
Deferred tax asset(1)	3,020	7,363
Property, plant and equipment, net	—	3,822
Right-of-use assets, operating lease, net	—	689
Total non-current assets	3,020	11,874
Total assets	$3,298	$15,653

Liabilities
Accrued expenses(2)	$7,060	$8,318
Lease liabilities, operating - current	13	140
Total current liabilities	7,073	8,458
Lease liabilities, operating - net of current	—	13
Total non-current liabilities	—	13
Total liabilities	$7,073	$8,471

(1) Deferred tax asset is primarily a result of the formal dissolution of certain legal entities classified as discontinued operations.
(2) Consists primarily of accrued litigation contingencies. See Note 26 — Commitments and contingencies for further details.
The following table presents the Company’s condensed consolidated statements of operations for its discontinued operations for the years ended December 31, 2025, 2024, and 2023.

	Years Ended December 31,
	2025	2024	2023
Total revenues, net	$11,592	$9,208	$30,532
Cost of goods sold	14,046	10,478	42,404
Gross profit	(2,454)	(1,270)	(11,872)
Total operating expenses	10,000	5,174	15,773
Loss from operations	(12,454)	(6,444)	(27,645)
Total other expense, net	(8,128)	(3,271)	(23,018)
Loss from discontinued operations before provision for income taxes	(20,582)	(9,715)	(50,663)
(Provision for) benefit from income taxes(1)	(5,668)	(683)	2,971
Net loss from discontinued operations	$(26,250)	$(10,398)	$(47,692)

(1) The provision for income taxes for the years ended December 31, 2025 and 2024 is primarily a result of the formal dissolution of certain legal entities that were associated with the Company’s discontinued operations. The benefit from incomes taxes for the year ended December 31, 2023 is primarily a result of tax benefits taken in the ordinary course of business, prior to moving the entities to discontinued operations.